TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Finance Lease Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	$ 1,006	$ 1,328
Unearned income	500	644
Finance lease receivable	506	684
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	415	523
Unearned income	200	242
Finance lease receivable	215	281
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	591	805
Unearned income	300	402
Finance lease receivable	$ 291	$ 403